Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,028,752	$ 1,335,924
Prepaid expenses	178,041	283,057
Total Current Assets	1,206,793	1,618,981
Investments held in Trust Account	115,040,353	115,014,917
TOTAL ASSETS	116,247,146	116,633,898
Current liabilities
Accrued expenses	2,059,078	67,120
Promissory note – related party		58,063
Total Current Liabilities	2,059,078	125,183
Deferred underwriting fee payable	4,025,000	4,025,000
Total Liabilities	6,084,078	4,150,183
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 11,500,000 shares at $10.00 per share as of September 30, 2021 and December 30, 2020	115,000,000	115,000,000
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 430,000 shares issued and outstanding (excluding 11,500,000 shares subject to redemption) as of September 30, 2021 and December 31, 2020	43	43
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 2,875,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020	288	288
Accumulated deficit	(4,837,263)	(2,516,616)
Total Shareholders’ Deficit	(4,836,932)	(2,516,285)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 116,247,146	$ 116,633,898